Employee Benefits - Rollforward, Balance of the Defined Benefit Obligation (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	$ 1,067	$ 1,052	$ 910
Pension and Retirement Plans | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	17,866	15,366	15,113
Current service cost	585	505	489
Past service cost	29	239	288
Interest expense	891	815	820
Gain on settlement	(90)	(254)	(243)
Remeasurements of the net defined benefit obligation	1,767	708	531
Foreign exchange (gain) or loss	(154)	1,793	(48)
Benefits paid	(2,372)	(1,430)	(1,504)
Employees contributions	106	105	119
Local plans	(43)	19	0
Plan amendments	0	0	(4)
Ending balance	18,585	17,866	15,366
Pension and Retirement Plans | Defined benefit obligation | Discontinued operations
Disclosure of net defined benefit liability (asset) [line items]
Discontinued operations	0	0	(195)
Seniority Premiums | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	2,972	2,181	2,068
Current service cost	494	394	345
Past service cost	(13)	89	21
Interest expense	291	212	191
Gain on settlement	(9)	(27)	(21)
Remeasurements of the net defined benefit obligation	347	324	66
Benefits paid	(380)	(201)	(254)
Ending balance	3,702	2,972	2,181
Seniority Premiums | Defined benefit obligation | Discontinued operations
Disclosure of net defined benefit liability (asset) [line items]
Discontinued operations	0	0	(235)
Post Retirement Medical Services | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	594	554	556
Current service cost	34	30	32
Past service cost	(2)	36	13
Interest expense	61	57	54
Gain on settlement	(8)	(25)	(14)
Remeasurements of the net defined benefit obligation	205	(27)	5
Benefits paid	(46)	(31)	(43)
Ending balance	838	594	554
Post Retirement Medical Services | Defined benefit obligation | Discontinued operations
Disclosure of net defined benefit liability (asset) [line items]
Discontinued operations	$ 0	$ 0	$ (49)